Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

25. Related Party Transactions

In March 2012, we acquired, through our wholly owned subsidiary Flamel US Holdings, all of the membership interests of Éclat from Éclat Holdings, an affiliate of Flamel’s largest shareholder Deerfield Capital L.P., see “note 2 - Business Combinations”. Upon closing of the acquisition, Mr. Anderson, the Chief Executive Officer of Éclat, was appointed Chief Executive Officer of Flamel. Mr. Anderson retains a minority interest in Éclat Holdings, (now renamed Breaking Stick Holdings, LLC), and does not have the ability to control this entity by virtue of his minority interest.